SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


01-02   CEE      7000     12.9973      17.52 	     Weeden & Co
01-03	  " "      6800     12.9044      17.29             " "
01-04   " "      5000     13.2250      17.94             " "
01-05   " "      7000     13.2634      18.01 		   " "
01-08   " "      4300     13.1875      17.90             " "
01-09	  " "      7800     13.2500      17.88 	   	   " "
01-10   " "      3000     13.1875      17.60             " "
01-11   " "      8200     13.3956      17.55             " "
01-12   " "      7000     13.4589      17.97             " "
01-16   " "      8300     13.5226      17.91             " "
01-17   " "      7000     13.6902      18.06             " "
01-18   " "      6900     13.9647      18.10             " "
01-19   " "      8300     14.2056      18.35             " "
01-22   " "      8700     14.0589      17.99             " "
01-23   " "      5600     13.9821      18.02             " "
01-24   " "      8000     14.1875      17.96             " "
01-25   " "      6000     14.2500      17.83             " "
01-26   " "      7000     14.2491      17.79             " "
01-29   " "      4800     14.2127      17.83             " "
01-30   " "      5000     14.2482      17.96             " "
01-31   " "      6300     14.2989      18.25             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          01/02/01